Penn Capital Opportunistic High Income Fund
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 96.9%	Par	Value
Advertising & Marketing - 1.2%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$80,000	$77,132

Aerospace & Defense - 1.4%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	15,000	16,235
TransDigm, Inc., 6.88%, 12/15/2030 (a)	30,000	30,902
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	43,000	45,017
		92,154

Airlines - 2.3%
American Airlines, Inc.
7.25%, 02/15/2028 (a)	45,000	46,090
8.50%, 05/15/2029 (a)	25,000	26,415
VistaJet Malta Finance PLC
7.88%, 05/01/2027 (a)	25,000	24,578
9.50%, 06/01/2028 (a)	25,000	25,022
6.38%, 02/01/2030 (a)	25,000	22,054
		144,159

Apparel & Textile Products - 1.1%
Crocs, Inc., 4.25%, 03/15/2029 (a)	75,000	69,643

Auto Parts Manufacturing - 0.4%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	25,000	24,989

Banks - 2.2%
Fifth Third Bancorp, 8.25%, 03/01/2038	45,000	55,061
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	91,000	87,145
		142,206

Cable & Satellite - 4.0%
Cable One, Inc., 4.00%, 11/15/2030 (a)	40,000	33,347
CCO Holdings LLC
4.50%, 08/15/2030 (a)	95,000	86,452
7.38%, 03/01/2031 (a)	10,000	10,378
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	65,000	63,874
Midcontinent Communications, 8.00%, 08/15/2032 (a)	60,000	62,965
		257,016

Casinos & Gaming - 3.5%
Caesars Entertainment, Inc., 6.00%, 10/15/2032 (a)	75,000	73,722
Scientific Games Holdings LP, 6.63%, 03/01/2030 (a)	55,000	53,497
Station Casinos LLC
4.63%, 12/01/2031 (a)	40,000	36,147
6.63%, 03/15/2032 (a)	15,000	15,038
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 02/15/2031 (a)	40,000	42,247
		220,651

Chemicals - 1.9%
Avient Corp., 7.13%, 08/01/2030 (a)	65,000	67,344
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	50,000	53,120
		120,464

Commercial Finance - 1.5%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (a)	15,000	14,818
7.88%, 12/01/2030 (a)	30,000	31,855
7.00%, 06/15/2032 (a)	45,000	46,480
		93,153

Construction Materials Manufacturing - 0.7%
Knife River Corp., 7.75%, 05/01/2031 (a)	45,000	47,194

Consumer Finance - 4.5%
Block, Inc., 6.50%, 05/15/2032 (a)	45,000	46,169
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	70,000	75,166
Navient Corp.
6.75%, 06/25/2025	20,000	20,083
4.88%, 03/15/2028	45,000	43,172
OneMain Finance Corp., 6.63%, 05/15/2029	50,000	51,015
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	50,000	51,709
		287,314

Consumer Products - 0.6%
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	40,000	40,450

Containers & Packaging - 1.9%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	45,000	42,210
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	80,000	79,700
		121,910

Department Stores - 1.0%
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)	65,000	63,579

Entertainment Content - 0.8%
AMC Networks, Inc., 10.25%, 01/15/2029 (a)	45,000	47,828

Entertainment Resources - 2.8%
Life Time, Inc., 6.00%, 11/15/2031 (a)	55,000	55,018
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	40,000	38,606
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (a)	20,000	20,497
Six Flags Entertainment Corp./DE, 7.25%, 05/15/2031 (a)	60,000	61,940
		176,061

Exploration & Production - 6.4%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	35,000	36,300
Antero Resources Corp., 7.63%, 02/01/2029 (a)	45,000	46,128
California Resources Corp., 8.25%, 06/15/2029 (a)	60,000	61,575
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	45,000	47,686
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	35,000	34,509
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	30,000	30,646
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	55,000	54,570
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	55,000	56,225
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	40,000	41,195
		408,834

Financial Services - 1.9%
Focus Financial Partners LLC, 6.75%, 09/15/2031 (a)	50,000	50,468
PRA Group, Inc.
8.38%, 02/01/2028 (a)	30,000	30,926
5.00%, 10/01/2029 (a)	45,000	41,393
		122,787

Food & Beverage - 2.5%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	45,000	46,738
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	22,000	21,997
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (a)	50,000	52,716
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	40,000	39,253
		160,704

Forest & Paper Products Manufacturing - 2.4%
Magnera Corp., 7.25%, 11/15/2031 (a)	70,000	69,005
Mercer International, Inc.
12.88%, 10/01/2028 (a)	40,000	42,885
5.13%, 02/01/2029	45,000	39,363
		151,253

Hardware - 1.5%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	50,000	54,715
Seagate HDD Cayman, 8.50%, 07/15/2031	40,000	43,131
		97,846

Health Care Facilities & Services - 8.2%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	70,000	68,901
CHS/Community Health Systems, Inc.
6.88%, 04/15/2029 (a)	70,000	56,404
10.88%, 01/15/2032 (a)	30,000	31,218
DaVita, Inc.
4.63%, 06/01/2030 (a)	15,000	14,050
6.88%, 09/01/2032 (a)	70,000	72,300
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	65,000	65,757
ModivCare, Inc., 5.00%, 10/01/2029 (a)	60,000	41,141
Owens & Minor, Inc., 6.63%, 04/01/2030 (a)	75,000	72,657
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (a)	70,000	67,687
Tenet Healthcare Corp., 6.13%, 10/01/2028	30,000	30,071
		520,186

Homebuilders - 2.1%
Ashton Woods USA LLC
4.63%, 08/01/2029 (a)	35,000	32,701
4.63%, 04/01/2030 (a)	30,000	27,819
Beazer Homes USA, Inc., 7.50%, 03/15/2031 (a)	70,000	71,413
		131,933

Industrial Other - 1.9%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	45,000	46,534
Pike Corp.
5.50%, 09/01/2028 (a)	35,000	34,251
8.63%, 01/31/2031 (a)	40,000	42,795
		123,580

Machinery Manufacturing - 0.9%
Titan International, Inc., 7.00%, 04/30/2028	55,000	54,065

Manufactured Goods - 1.0%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	65,000	64,363

Medical Equipment & Devices Manufacturing - 1.1%
Embecta Corp., 5.00%, 02/15/2030 (a)	75,000	69,763

Metals & Mining - 0.9%
Carpenter Technology Corp., 7.63%, 03/15/2030	55,000	56,999

Oil & Gas Services & Equipment - 5.6%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/01/2030 (a)	60,000	62,649
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	40,000	43,223
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	47,000	47,390
Transocean, Inc.
8.75%, 02/15/2030 (a)	38,250	39,847
8.50%, 05/15/2031 (a)	30,000	30,423
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	45,000	45,285
7.13%, 03/15/2029 (a)	25,000	25,613
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	60,000	62,492
		356,922

Pipeline - 2.5%
EQM Midstream Partners LP, 6.50%, 07/15/2048	15,000	15,829
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	75,000	76,726
Venture Global LNG, Inc., 8.38%, 06/01/2031 (a)	60,000	63,239
		155,794

Power Generation - 3.2%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	35,000	35,460
Calpine Corp., 5.00%, 02/01/2031 (a)	55,000	52,126
Lightning Power LLC, 7.25%, 08/15/2032 (a)	40,000	41,697
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	40,000	41,053
Vistra Operations Co. LLC, 5.63%, 02/15/2027 (a)	30,000	30,000
		200,336

Publishing & Broadcasting - 4.3%
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/2028 (a)	30,000	31,824
7.50%, 06/01/2029 (a)	20,000	17,701
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (a)	41,000	16,584
Gray Television, Inc.
10.50%, 07/15/2029 (a)	45,000	45,796
4.75%, 10/15/2030 (a)	55,000	32,492
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	50,000	49,274
Scripps Escrow, Inc., 5.88%, 07/15/2027 (a)	55,000	41,972
Sinclair Television Group, Inc., 5.13%, 02/15/2027 (a)	44,000	39,376
		275,019

Real Estate - 1.9%
Newmark Group, Inc., 7.50%, 01/12/2029	55,000	58,324
RHP Hotel Properties LP / RHP Finance Corp.
7.25%, 07/15/2028 (a)	40,000	41,509
6.50%, 04/01/2032 (a)	20,000	20,326
		120,159

Renewable Energy - 0.5%
EnerSys, 6.63%, 01/15/2032 (a)	30,000	30,676

Restaurants - 1.9%
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	85,000	78,583
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	40,000	43,004
		121,587

Retail - Consumer Discretionary - 5.8%
Bath & Body Works, Inc.
9.38%, 07/01/2025 (a)	8,000	8,184
5.25%, 02/01/2028	15,000	14,919
6.63%, 10/01/2030 (a)	45,000	46,077
Builders FirstSource, Inc.
6.38%, 06/15/2032 (a)	30,000	30,666
6.38%, 03/01/2034 (a)	30,000	30,574
Foot Locker, Inc., 4.00%, 10/01/2029 (a)	65,000	56,506
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)	55,000	54,413
Wayfair LLC, 7.25%, 10/31/2029 (a)	50,000	50,670
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	45,000	45,334
White Cap Parent LLC, 8.25% (includes 9.00% PIK), 03/15/2026 (a)	30,000	29,969
		367,312

Retail - Consumer Staples - 1.2%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	75,000	78,520

Software & Services - 1.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	45,000	46,227
RingCentral, Inc., 8.50%, 08/15/2030 (a)	65,000	68,911
		115,138

Transportation & Logistics - 0.8%
XPO CNW, Inc., 6.70%, 05/01/2034	35,000	37,116
XPO, Inc., 7.13%, 02/01/2032 (a)	15,000	15,637
		52,753

Travel & Lodging - 2.3%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)	35,000	33,258
4.88%, 07/01/2031 (a)	20,000	18,046
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	40,000	42,125
NCL Corp. Ltd., 5.88%, 03/15/2026 (a)	50,000	49,997
		143,426

Utilities - 1.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	65,000	69,957

Wireline Telecommunications Services - 1.4%
Cogent Communications Group LLC, 7.00%, 06/15/2027 (a)	43,000	43,638
Frontier Communications Holdings LLC, 6.00%, 01/15/2030 (a)	45,000	45,213
		88,851
TOTAL CORPORATE BONDS (Cost $6,062,528)		6,164,666

CONVERTIBLE BONDS - 0.5%	Par	Value
Cable & Satellite - 0.5%
Cable One, Inc., 0.00%, 03/15/2026 (b)	35,000	32,201
TOTAL CONVERTIBLE BONDS (Cost $32,533)		32,201

TOTAL INVESTMENTS - 97.4% (Cost $6,095,061)		6,196,867
Other Assets in Excess of Liabilities - 2.6%		163,537
TOTAL NET ASSETS - 100.0%		$6,360,404
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury Rate
PIK - Payment in Kind
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $5,423,736 or 85.3% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Penn Capital Opportunistic High Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$6,164,666	$–	$6,164,666
Convertible Bonds	–	32,201	–	32,201
Total Investments	$–	$6,196,867	$–	$6,196,867

Refer to the Schedule of Investments for further disaggregation of investment categories.